Employee Benefits - Disclosure of Breakup of Actuarial (Gains) / Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Gratuity
Disclosure of defined benefit plans [line items]
(Gain) / loss from change in financial assumptions	$ (1)	$ 5	$ 1
(Gain) / loss from experience adjustments	(2)	7	3
Total actuarial (gains) / losses	(3)	12	4
Pension
Disclosure of defined benefit plans [line items]
(Gain) / loss from change in demographic assumptions	(4)
(Gain) / loss from change in financial assumptions	3	5	3
(Gain) / loss from experience adjustments	10	3
Total actuarial (gains) / losses	$ 9	$ 8	$ 3